CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 397,589	$ 683,098
Prepaid expenses	10,293	7,448
Total current assets	407,882	690,546
Intangible assets	152,854	162,854
Total assets	560,736	853,400
Current liabilities
Accounts payable and accrued liabilities	71,563	6,182
Accrued expenses - related parties	30,095	7,255
Contract and contribution payable	134,125	187,500
Total current liabilities	235,783	200,937
Contract and contribution payable, less current portion	100,000	178,125
Total liabilities	$ 335,783	$ 379,062
STOCKHOLDERS' EQUITY
Preferred stock: $0.0001 par value: Authorized: 10,000,000 shares, Issued and outstanding: nil
Common stock: $0.00001 par value: Authorized: 500,000,000 shares, issued and outstanding: 67,781,934 and 66,575,122 shares, respectively	$ 678	$ 666
Additional paid-in capital	9,197,970	8,128,860
Accumulated deficit	(8,973,695)	(7,655,188)
Total stockholders' equity	224,953	474,338
Total liabilities and stockholders' equity	$ 560,736	$ 853,400